UM INVESTMENT TRUST

August 20, 2009

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

UM Investment Trust on behalf of the Undiscovered Managers Multi-Strategy Fund (the “Fund”)

File No. 811-21044

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Regulation 14A of the Securities Exchange Act of 1934, I hereby transmit for filing with the Securities and Exchange Commission, a preliminary proxy statement and preliminary form of proxy card with respect to an October 6, 2009 special meeting of the shareholders of the Fund.  If you have any questions, please call me at (212) 648-2085.

Very truly yours,

/s/ John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary